Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2024	Sep. 30, 2023
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	[1]	51,750,000	51,750,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		1,800,000,000	1,800,000,000
Ordinary shares, shares issued		41,750,000	41,750,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		200,000,000	200,000,000
Ordinary shares, shares issued		10,000,000	10,000,000

[1]	On August 11, 2023, the Company’s shareholders approved (i) the increase of the Company’s authorized share capital from $50,000 divided into 500,000,000 ordinary shares of par value $0.0001 each, to $200,000 divided into 2,000,000,000 ordinary shares of par value $0.0001 each; (ii) the re-designation and re-classification of ordinary shares of the Company into Class A Ordinary Shares and Class B Ordinary Shares. The Company’s authorized share capital is $200,000 divided into 1,800,000,000 Class A Ordinary Shares of par value $0.0001 each and 200,000,000 Class B Ordinary Shares of par value $0.0001 each.